SHARE BASED COMPENSATION - Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 241,689	$ 67,785	$ 156
Private Placement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		56,800
Performance Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	172,200
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	81,337	27,042	89
Selling and marketing
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	58,377	18,458	4
General and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 101,975	$ 22,285	$ 63